Related Party Transactions - Transactions and balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 211,032	$ 125,564
Due from (to) related party	11,205		$ 43,985
Golar LNG Partners
Related Party Transaction [Line Items]
Total	6,977	1,993
Due from (to) related party	(2,136)		1,256
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Total operating revenues	4,747	3,877
Golar LNG Partners | Ship management fees income
Related Party Transaction [Line Items]
Total operating revenues	2,230	2,600
Golar LNG Partners | Interest expense on deposits payable
Related Party Transaction [Line Items]
Interest expense on deposits payable	0	$ (4,484)
Golar LNG Partners | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	247		4,091
Golar LNG Partners | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party	$ (2,383)		$ (2,835)